RELATED PARTY BALANCES AND TRANSACTIONS (Details 2) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Notes and other explanatory information [abstract]
Wages, salaries and allowances	$ 48	¥ 341	¥ 374
Housing subsidies	1	7	6
Contribution to pension plans	3	22	25
Total Compensation of key management personnel	$ 52	¥ 370	¥ 405